UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     May 9, 2005


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value total: $331,589 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3948    46074 SH       SOLE                    40954              5120
A. H. Belo Corp.               COM              080555105      220     9100 SH       SOLE                     7900              1200
Abbott Laboratories Corp.      COM              002824100      270     5785 SH       SOLE                     4985               800
Accenture Ltd                  COM              g1150g111     2869   118800 SH       SOLE                   107150             11650
Altria Group, Inc.             COM              02209s103      825    12617 SH       SOLE                     9077              3540
American Express Co.           COM              025816109     1577    30700 SH       SOLE                    24496              6204
American Healthways            COM              02649V104      417    12624 SH       SOLE                    10724              1900
American International Group   COM              026874107     8738   157692 SH       SOLE                   150809              6883
American Retirement Corp.      COM              028913101     8088   556242 SH       SOLE                   547713              8529
Amgen Inc.                     COM              031162100     5761    98969 SH       SOLE                    91994              6975
Amsouth Bancorporation         COM              032165102     6131   236250 SH       SOLE                   203143             33107
Anheuser-Busch Companies, Inc. COM              035229103      902    19036 SH       SOLE                    14446              4590
Apache Corp.                   COM              037411105     8705   142168 SH       SOLE                   126438             15730
Automatic Data Processing      COM              053015103     1765    39275 SH       SOLE                    34475              4800
BP Amoco LP                    COM              055622104     1249    20015 SH       SOLE                    17081              2934
Baker Hughes, Inc.             COM              057224107      614    13800 SH       SOLE                     9345              4455
BankAmerica Corp.              COM              060505104     1136    25760 SH       SOLE                    24310              1450
Baxter International Inc.      COM              071813109      405    11925 SH       SOLE                     3925              8000
BellSouth Corp.                COM              079860102      295    11225 SH       SOLE                     7865              3360
Berkshire Hathaway Inc. Class  COM              084670108     1914       22 SH       SOLE                       15                 7
Berkshire Hathaway Inc. Class  COM              084670207     5826     2040 SH       SOLE                     1956                84
Biomet, Inc.                   COM              090613100     3562    98133 SH       SOLE                    89743              8390
Bristol Myers Squibb           COM              110122108      868    34106 SH       SOLE                    34106
Capital Bancorp Inc.           COM              139740104      400    20000 SH       SOLE                                      20000
Cardinal Health Inc.           COM              14149Y108      301     5390 SH       SOLE                     1675              3715
Cendant Corp.                  COM              151313103     4191   204036 SH       SOLE                   178535             25501
Central Parking Corp.          COM              154785109      891    51875 SH       SOLE                    46775              5100
ChevronTexaco Corp.            COM              166764100      723    12404 SH       SOLE                    10774              1630
Cisco Systems Inc.             COM              17275R102     5871   328187 SH       SOLE                   291738             36449
Citigroup Inc.                 COM              172967101     4392    97730 SH       SOLE                    88439              9291
Coca Cola Co.                  COM              191216100     2086    50058 SH       SOLE                    44418              5640
ConocoPhillips                 COM              20825c104     5677    52642 SH       SOLE                    48348              4294
Dell Corp.                     COM              24702r101      677    17610 SH       SOLE                    17510               100
Dionex Corp.                   COM              254546104      349     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      682    31150 SH       SOLE                    26282              4868
Dominion Resources, Inc.       COM              25746u109      466     6255 SH       SOLE                     5355               900
Dover Corp.                    COM              260003108      265     7000 SH       SOLE                     6200               800
Duke Energy Corp.              COM              264399106      489    17444 SH       SOLE                    16080              1364
Eaton Corp.                    COM              278058102      445     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102    11883   199382 SH       SOLE                   183178             16204
FedEx Corp.                    COM              31428X106     3282    34931 SH       SOLE                    32656              2275
Federal National Mortgage Assn COM              313586109     1146    21046 SH       SOLE                    18596              2450
First Data Corp.               COM              319963104     3122    79426 SH       SOLE                    69519              9907
General Electric Co.           COM              369604103    13924   386147 SH       SOLE                   347584             38563
General Mills Inc.             COM              370334104     2072    42152 SH       SOLE                    38675              3477
HCA Inc.                       COM              404119109    20254   378086 SH       SOLE                   373215              4871
Halliburton Inc.               COM              406216101     7578   175218 SH       SOLE                   164440             10778
HealthStream Inc.              COM              42222n103      237    85000 SH       SOLE                    85000
Hewlett Packard Co.            COM              428236103     2276   103740 SH       SOLE                    80620             23120
Home Depot Inc.                COM              437076102    10150   265431 SH       SOLE                   249882             15549
Intel Corp.                    COM              458140100     7501   322895 SH       SOLE                   285090             37805
International Business Machine COM              459200101     6213    67991 SH       SOLE                    59016              8974
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1483    42870 SH       SOLE                    39093              3777
Johnson & Johnson              COM              478160104     9741   145035 SH       SOLE                   136172              8862
Kimberly-Clark Corp.           COM              494368103     1274    19375 SH       SOLE                    18275              1100
L-3 Communications             COM              502424104     5724    80600 SH       SOLE                    76180              4420
Lehman Brothers Holdings, Inc. COM              524908100      209     2216 SH       SOLE                      830              1386
Liberty Media Corp.            COM              530718105     5109   492657 SH       SOLE                   411832             80825
Liberty Media International Cl COM              530719103      750    17155 SH       SOLE                    13160              3995
Lifepoint Hospitals, Inc.      COM              53219l109      233     5322 SH       SOLE                     5322
Lowes Companies                COM              548661107     2356    41264 SH       SOLE                    31189             10075
Manulife Financial             COM              65661r106      202     4213 SH       SOLE                     3816               397
Medtronic Inc.                 COM              585055106     6874   134916 SH       SOLE                   122675             12241
Merck & Company Inc.           COM              589331107      235     7251 SH       SOLE                     7251
Microsoft Corp.                COM              594918104     5213   215669 SH       SOLE                   177249             38420
Molex Inc. - Class A           COM              608554200     4444   188300 SH       SOLE                   177856             10444
News Corp. Ltd. Class B        COM              65248e203     1392    79050 SH       SOLE                    77200              1850
O Charley's Inc.               COM              670823103      415    19100 SH       SOLE                    16400              2700
PHH Corp.                      COM              693320202      218     9985 SH       SOLE                     8711              1273
PepsiCo Inc.                   COM              713448108     2120    39978 SH       SOLE                    28198             11780
Perot Systems Corp.            COM              714265105      593    44100 SH       SOLE                    42100              2000
Pfizer Inc.                    COM              717081103     2426    92360 SH       SOLE                    81794             10566
Piedmont Natural Gas Co.       COM              720186105      260    11304 SH       SOLE                    11304
Procter & Gamble Co.           COM              742718109     1302    24565 SH       SOLE                    21245              3320
Regions Financial Corp.        COM              758940100      294     9067 SH       SOLE                     9067
Republic Services Inc.         COM              760759100     7489   223695 SH       SOLE                   211870             11825
Royal Dutch Petroleum Co.      COM              780257804      240     4000 SH       SOLE                     3200               800
SBC Communications, Inc.       COM              78387g103      355    14967 SH       SOLE                    13898              1069
Sanofi Aventis ADR             COM              80105n105     3960    93520 SH       SOLE                    75795             17725
Schlumberger Ltd.              COM              806857108     6322    89700 SH       SOLE                    78830             10870
Select Basic Materials Sector  COM              81369y100     1970    65315 SH       SOLE                    48675             16640
Sovereign Chief Venture F      COM              845912104        6    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     2212    60221 SH       SOLE                    52182              8039
SunTrust Banks Inc.            COM              867914103     2641    36645 SH       SOLE                    35971               674
Sungard Data Systems Inc.      COM              867363103     7645   221586 SH       SOLE                   210286             11300
Sysco Corp.                    COM              871829107    11598   323954 SH       SOLE                   293572             30382
Target Corporation             COM              87612e106      910    18195 SH       SOLE                     8905              9290
Tyco International Ltd.        COM              902124106     3727   110276 SH       SOLE                   102986              7290
United Parcel Svc. Inc. CL B   COM              911312106     4421    60780 SH       SOLE                    55980              4800
United Technologies Corp.      COM              913017109     5610    55180 SH       SOLE                    51230              3950
Verizon Communications         COM              92343v104      700    19705 SH       SOLE                     9743              9961
Viacom- Cl. B                  COM              925524308     1632    46855 SH       SOLE                    38573              8282
Vodafone Group PLC ADR         COM              92857w100     4393   165413 SH       SOLE                   141513             23900
Wachovia Corp.                 COM              929903102      688    13513 SH       SOLE                    12247              1266
Wal-Mart Stores Inc.           COM              931142103    11003   219576 SH       SOLE                   205893             13683
Walt Disney Co.                COM              254687106      454    15805 SH       SOLE                    13083              2722
Wells Fargo & Co.              COM              949746101     4927    82397 SH       SOLE                    76730              5667
Willis Group Holdings Inc.     COM              G96655108     5974   162032 SH       SOLE                   145670             16362
World Golf League, Inc.        COM              98148f202        0    10000 SH       SOLE                    10000
Wyeth Co.                      COM              983024100     1393    33034 SH       SOLE                    19494             13540
Zimmer Holdings, Inc.          COM              98956P102      317     4076 SH       SOLE                     4029                47
iShares China                  COM              464287184     1228    22500 SH       SOLE                    22200               300
iShares MSCI Japan             COM              464286848     2010   191625 SH       SOLE                   171775             19850
iShares MSCI Pacific Rim       COM              464286665      742     8235 SH       SOLE                     8235
Lehman Bros. HLDGS PINES-Gener PFD CV           524908563      529    20100 SH       SOLE                    20100